DEBT	12 Months Ended
Dec. 31, 2019
Debt Disclosure [Abstract]
DEBT	DEBT
In 2016, the Company entered into a Credit Agreement with certain lenders, according to which the following credit facilities were issued: 1) a loan of $475,000, and 2) a revolving credit loan of up to $75,000.
The Credit Agreement contains a number of covenants and restrictions that, among other things and subject to certain agreed upon exceptions, require the Company and its subsidiaries to satisfy certain financial covenants and restrict the ability of the Company and its subsidiaries to incur liens, incur additional indebtedness, make loans and investments, engage in mergers and acquisitions, engage in asset sales, declare dividends or redeem or repurchase capital stock, prepay, redeem or purchase subordinated debt and amend or otherwise alter debt agreements, in each case, subject to certain agreed upon exceptions. A failure to comply with these covenants could permit the lenders under the Credit Agreement to declare all amounts borrowed under the Credit Agreement, together with accrued interest and fees, to be immediately due and payable. As of December 31, 2019, the Company was in compliance with all covenants and requirements outlined in the Credit Agreement.
Loan
On January 2017, the Company prepaid a principal amount of $260,000 which resulted in $5,300 amortization of debt issuance costs. In addition, the contractual principal payments for the loan have changed and the Company will pay the entire remaining principal of $215,000 at the final maturity date which is December 31, 2021.
The loan bears interest through maturity at a variable rate based upon, at the Company's option every interest period, either (a) the LIBOR rate for Eurocurrency borrowing or (b) an Alternate Base Rate ("ABR"), which is the highest of (i) the administrative agent's prime rate, (ii) one-half of 1.00% in excess of the overnight U.S. Federal Funds rate, and (iii) 1.00% in excess of the one-month LIBOR), plus in each case, an applicable margin. The applicable margin for Eurocurrency loans ranges, based on the applicable total net leverage ratio, from 1.25% to 2.00% per annum and the applicable margin for ABR loans ranges, based on the applicable total net leverage ratio, from 0.25% to 1.00% per annum.
Debt issuance costs of $10,158 attributable to the loan are amortized as interest expense over the contractual term of the loan using the effective interest rate.
The carrying values of the liability's components are reflected in the Company's accompanying consolidated balance sheets as follows:

	December 31,
	2019	2018
Principal	$215,000	$215,000
Less: Debt issuance costs, net of amortization	(1,687)	(2,692)

Net liability carrying amount	$213,313	$212,308
Interest expense related to the liability is reflected on the accompanying consolidated statements of income for the years ended:

	December 31,
	2019	2018
Amortization of debt issuance costs	$1,004	$794
Interest expense	7,676	7,083

Total interest expense recognized	$8,680	$7,877

Effective interest rate	4.01%	3.80%

Pursuant to the Credit Agreement, the Company has also been granted a revolving credit facility that entitles the Company to borrow up to $75,000 through December 2021 with interest payable on the borrowed amount set at the same terms as the term loan, as well as a quarterly commitment fee on unfunded amounts ranging from 0.25% to 0.5%, subject to the achievement of certain leverage levels. As of December 31, 2019, no amounts had been funded.
Debt issuance costs of $1,667 attributable to the revolving credit loan are capitalized and amortized as interest expense over the contractual term of the agreement on a straight line basis.
Exchangeable Senior Notes and Hedging Transactions
Exchangeable Senior Notes
In January 2017, the Company issued $287,500 aggregate principal amount of Exchangeable Senior Notes (the "Notes") due 2024. The following table summarizes some key facts and terms regarding the outstanding Notes:

Due 2024
Issuance date	January 18, 2017
Maturity date	January 15, 2024
Principal amount	$287,500
Cash coupon rate (per annum)	1.25%
Conversion rate effective September 15, 2023 (per $1000 principal amount)	12.026
Effective conversion price effective September 15, 2023 (per ADS)	$83.15

In the event that the last reported sale price of the company’s ADS for at least 20 Trading Days (whether or not consecutive) during the period of 30 consecutive trading days ending on the last trading day of the immediately preceding calendar quarter is greater than or equal to 130% of the Exchange Price (“Share Price Condition”) or in the event of the satisfaction of certain other conditions, during set periods, as defined in the indenture governing the Notes, the holders of the exchangeable Senior Notes will have the option to exchange the Notes for (i) cash, (ii) ADSs or (iii) a combination thereof, at the Company's election.

As of December 31, 2019, the Share Price Condition was triggered and accordingly, the net carrying amount of the Notes was reclassified into current liabilities.
The Company may provide additional ADSs upon conversion if there is a "Make-Whole Fundamental Change" in the business as defined in the indenture governing the Notes. The Notes are not redeemable by the Company prior to the maturity date apart from certain cases as defined in the indenture governing the Notes.
 Debt issuance costs of $5,791 attributable to the Notes are amortized as interest expense over the contractual term of the loan using the effective interest rate.
The carrying values of the liability and equity components of the Notes are reflected in the Company's accompanying consolidated balance sheets as follows:

	December 31,
	2019	2018
Principal	$287,500	$287,500
Less:
Debt issuance costs, net of amortization	(3,735)	(4,488)
Unamortized discount	(32,182)	(39,335)

Net liability carrying amount	$251,583	$243,677
Equity component - net carrying value	$51,176	$51,176

As of December 31, 2019, the estimated fair value of the Exchangeable Senior Notes, which the Company has classified as Level 2 financial instruments are $548,984. The estimated fair value was determined based on the quoted bid price of the Exchangeable Senior Notes in an over-the-counter market on the last trading day of the reporting period. As of December 31, 2019, the difference between the net carrying amount of the Exchangeable Senior Notes and estimated fair value represents the equity conversion value premium the market assigned to this Notes. Based on the closing price of our common stock on December 31, 2019, the if-converted value of the Exchangeable Senior Notes exceeded the principal amount.

Interest is payable on the debentures semi-annually at the cash coupon rate; however, the remaining debt discount is being amortized as additional non-cash interest expense using an effective annual interest rate equal to the Company's estimated nonconvertible debt borrowing rate at the time of issuance.
Interest expense related to the Notes is reflected on the accompanying consolidated statements of income as follows:

	Year Ended December 31,
	2019	2018
Amortization of debt issuance costs	$753	$694
Non-cash amortization of debt discount	7,153	6,855
Interest expense	3,594	3,594
Net liability carrying amount	$11,500	$11,143
Effective interest rate	4.68%	4.68%
Exchangeable notes hedge transactions
In connection with the pricing of the Notes, the Company has entered into privately negotiated exchangeable note hedge transactions with some of the initial purchasers and/or their respective affiliates (the "Option Counterparties").
Subject to customary anti-dilution adjustments substantially similar to those applicable to the Notes, the exchangeable note hedge transactions cover partial number of ADSs that will initially underline the Notes.
The note hedge transactions are expected generally to reduce potential dilution to the ADSs and/or cash payments the Company is required to make in excess of the principal amount, in each case, upon any exchange of the Notes.
A portion of the call-options can be settled upon a surrender of the same amounts of Notes by a holder. Settlement can be done in cash, ADSs or a combination of both, at the Company's election.
Concurrently with the Company's entry into the exchangeable note hedge transactions, the Company has entered into warrant transactions with the Option Counterparties relating to the same number of ADSs (3,457,475), with a strike price of $101.82 per ADS, subject to customary anti‑dilution adjustments.
The warrants are exercisable for a period of three months as of the notes maturity date.
U.S. GAAP requires measuring such transactions as equity components. The Company recorded a net decrease of $20,281 in additional paid-in capital in 2017 at the initiation of the transaction.